REVOLVING CREDIT FACILITY	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
REVOLVING CREDIT FACILITY

NOTE 7:-     REVOLVING CREDIT FACILITY

On December 30, 2020, the Company secured a revolving credit facility (“the facility") , with the following terms: The Company can borrow up to an aggregated principal amount of $80,000 against a certain Monthly Recurring Revenues (“MRR”) formula until December 2022. Amounts borrowed under the new facility accrue interest at the rate equal to one month Libor + 2.6% for amounts of up to $8,000, which will increase to one-month LIBOR plus 2.85% per annum on September 1, 2022, and one-month Libor + 2.85 % per annum for amounts above $8,000, with accrued interest payable monthly. The Company shall pay a fee of 0.2% per annum on unutilized amounts eligible for drawdown, calculated daily and payable on a quarterly basis. In conjunction with the facility, the Company paid upfront issuance fees of $180 in January 2021, which will be amortized over the two-year term of the agreement.

The credit facility was secured by a floating charge on substantially all the assets of the Company, excluding its intellectual property, a first degree fixed charge over the Company’s goodwill, and contains customary conditions to borrowing, events of defaults and covenants, including covenants that restrict the Company’s ability to incur indebtedness, grant liens, make distributions to holders of the Company or its subsidiaries’ equity interests, make investments, or engage in transactions with its affiliates.

Borrowings under the credit facility were available based on a certain ratio of the Company’s MRR (defined in the agreement as the monthly value of services, software licenses, rentals and subscription revenue on a consolidated basis excluding non-recurring sales of services or other transaction revenue not in the ordinary course of business, and churn) and subject to certain other financial covenants, including maintaining a minimum liquidity balance (defined as cash and cash equivalents plus short term deposits) of $30,000 as of December 31, 2021 and 2020, and certain minimal quarterly growth in MRR, all of which were met as of December 31, 2021 and 2020. In July 2021 the Company repaid all the outstanding balance under the credit facility.

The Company had total unutilized credit facilities available for borrowing of $80,000 and $59,000 as of December 31, 2021 and 2020, respectively. During the years ended December 31, 2021, 2020 and 2019, the Company recorded interest expenses in the amount of $316, $671 and $543, respectively in connection with the credit facility.